Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
AST Goldman Sachs Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to obtain a high level of total return consistent with its level of risk tolerance.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 339% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	339.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

		The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is a global asset allocation fund that pursues domestic and foreign equity and fixed income strategies emphasizing growth and emerging markets. Under normal circumstances, approximately 50% of the Portfolio’s assets are invested to provide exposure to equity securities and approximately 50% of its net assets are invested to provide exposure to fixed income securities. These exposures may be obtained through (i) the purchase of “physical” securities (such as common stocks and bonds), (ii) the use of derivatives (such as futures contracts and currency forwards), and (iii) investments in affiliated or unaffiliated investment companies, including exchange-traded funds (ETFs). The specific allocation of assets among equity and fixed income asset classes will vary from time to time, as determined by Goldman Sachs Asset Management, L.P. (the Subadviser), based on a variety of factors such as the relative attractiveness of various securities based on market valuations, growth and inflation prospects.

The Subadviser utilizes a variety of different investment strategies in allocating the Portfolio’s assets across equity and fixed income investments. The Subadviser may change the strategies it uses for gaining exposure to these asset classes and may reallocate the Portfolio’s assets among them from time to time in its sole discretion. There is no guarantee that these strategies will be successful.

The equity strategies the Subadviser may use include, but are not limited to, a global intrinsic value strategy (a passive rules-based strategy investing in developed, growth, and emerging equity markets that aims to generate risk-adjusted returns that are better than those of market capitalization weighted benchmarks), an actively managed international small cap equity strategy, passive replication of market indices for global developed large cap equity, a US small cap equity strategy and a global real estate strategy. The fixed income strategies the Subadviser may use include, but are not limited to, actively managed US core fixed income, emerging markets debt and high yield strategies.

		In addition, the Subadviser may implement tactical investment views and/or a risk rebalancing and volatility management strategy from time to time. The instruments and/or vehicles used to implement these views will generally provide comparable exposure to the asset classes and strategies described in greater detail in the Prospectus and the exposure obtained through these views will be subject to the exposure parameters applicable to those asset classes and strategies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Asset Transfer Program Risk. Pre-determined, non-discretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which, in certain instances, could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities that it otherwise would hold. The asset flows may also result in relatively low asset levels and relatively high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets, and if market liquidity is strained the assets flows may not operate as intended which in turn could adversely affect performance.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objectives, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below their net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the income generated by and the market price of a fixed income security may decline due to a decrease in interest rates; and the price of a fixed income security may decline due to an increase in interest rates.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Investment Style Risk. Securities of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Portfolio’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of security.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

		Small Sized Company Risk. The shares of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years and since inception of the Portfolio compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

		Note: Prior to April 29, 2013 the Portfolio was known as the AST Horizon Moderate Asset Allocation Portfolio. Effective April 29, 2013 the Portfolio replaced the existing subadviser with a new subadviser, changed its investment objective, policies, strategy, and expense structure. The performance figures furnished below reflect the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST Horizon Moderate Asset Allocation Portfolio and is not representative in any way whatsoever of the Portfolio's current subadviser, investment objective, policies, strategy, and expense structure.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years and since inception of the Portfolio compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
12.83%	2 nd Quarter of 2009	-12.17%	4 th Quarter of 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2013)
AST Goldman Sachs Multi-Asset Portfolio | AST Goldman Sachs Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	319
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	$ 1,287
2008	rr_AnnualReturn2008	(24.20%)
2009	rr_AnnualReturn2009	23.38%
2010	rr_AnnualReturn2010	11.60%
2011	rr_AnnualReturn2011	(0.51%)
2012	rr_AnnualReturn2012	10.13%
2013	rr_AnnualReturn2013	9.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.17%)
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2007
AST Goldman Sachs Multi-Asset Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.37%
5 Years	rr_AverageAnnualReturnYear05	17.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2007

[1]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.10% of their investment management fee through June 30, 2016. The Investment Managers have additionally agreed to waive 0.10% of their investment management fee through June 30, 2015. The Investment Managers have also contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. Each waiver may not be terminated or modified prior to its expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each waiver after its expiration date will be subject to review by the Investment Managers and the Trust's Board of Trustees.